Taxation - Schedule of movement of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxation
Balance at beginning of the year	¥ 512,021	¥ 428,709	¥ 316,469
Additions	96,078	85,458	114,815
Reversals	(654)	(2,146)	(2,575)
Expiration of loss carry forward and impact of close of subsidiaries	(22,957)
Balance at end of the year	¥ 584,488	¥ 512,021	¥ 428,709